--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                      DFA International Value Portfolio II

                                 Annual Report

                          Year Ended November 30, 2000

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Assets and Liabilities.................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Certified Public Accountants..................       8

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Performance Chart...................................................       9
    Schedule of Investments.............................................   10-15
    Statement of Assets and Liabilities.................................      16
    Statement of Operations.............................................      17
    Statements of Changes in Net Assets.................................      18
    Financial Highlights................................................      19
    Notes to Financial Statements.......................................   20-22
    Report of Independent Certified Public Accountants..................      23

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO II VS.
MSCI EAFE INDEX (NET DIVIDENDS)
SEPTEMBER 1994-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

        DFA INTERNATIONAL         MSCI EAFE
        VALUE PORTFOLIO II  INDEX (NET DIVIDENDS)
                   $10,000                $10,000
Sep-94              $9,650                 $9,685
Oct-94             $10,050                $10,008
Nov-94              $9,517                 $9,526
Dec-94              $9,572                 $9,586
Jan-95              $9,190                 $9,218
Feb-95              $9,170                 $9,192
Mar-95              $9,703                 $9,765
Apr-95             $10,004                $10,132
May-95              $9,944                $10,012
Jun-95              $9,834                 $9,835
Jul-95             $10,387                $10,448
Aug-95             $10,025                $10,050
Sep-95             $10,085                $10,246
Oct-95              $9,885                 $9,970
Nov-95             $10,150                $10,248
Dec-95             $10,639                $10,660
Jan-96             $10,741                $10,704
Feb-96             $10,802                $10,741
Mar-96             $10,956                $10,969
Apr-96             $11,374                $11,289
May-96             $11,262                $11,081
Jun-96             $11,292                $11,143
Jul-96             $10,986                $10,818
Aug-96             $11,036                $10,841
Sep-96             $11,221                $11,130
Oct-96             $11,109                $11,016
Nov-96             $11,598                $11,455
Dec-96             $11,451                $11,307
Jan-97             $11,065                $10,911
Feb-97             $11,159                $11,090
Mar-97             $11,191                $11,130
Apr-97             $11,128                $11,189
May-97             $11,974                $11,917
Jun-97             $12,485                $12,574
Jul-97             $12,652                $12,778
Aug-97             $11,827                $11,823
Sep-97             $12,255                $12,485
Oct-97             $11,608                $11,526
Nov-97             $11,117                $11,409
Dec-97             $11,075                $11,508
Jan-98             $11,734                $12,034
Feb-98             $12,512                $12,807
Mar-98             $13,052                $13,201
Apr-98             $13,096                $13,305
May-98             $13,215                $13,240
Jun-98             $13,085                $13,341
Jul-98             $13,225                $13,476
Aug-98             $11,497                $11,806
Sep-98             $10,870                $11,445
Oct-98             $11,961                $12,637
Nov-98             $12,481                $13,284
Dec-98             $12,724                $13,809
Jan-99             $12,467                $13,768
Feb-99             $12,144                $13,440
Mar-99             $12,891                $14,000
Apr-99             $13,660                $14,567
May-99             $12,958                $13,817
Jun-99             $13,539                $14,356
Jul-99             $14,029                $14,782
Aug-99             $14,162                $14,837
Sep-99             $14,217                $14,987
Oct-99             $14,151                $15,541
Nov-99             $14,105                $16,081
Dec-99             $14,802                $17,525
Jan-00             $13,658                $16,412
Feb-00             $13,311                $16,853
Mar-00             $14,051                $17,507
Apr-00             $13,682                $16,586
May-00             $13,947                $16,182
Jun-00             $14,907                $16,814
Jul-00             $14,421                $16,110
Aug-00             $14,548                $16,250
Sep-00             $14,120                $15,459
Oct-00             $14,015                $15,094
Nov-00             $13,992                $14,528

         ANNUALIZED                    ONE            FIVE               FROM
         TOTAL RETURN (%)              YEAR           YEARS         SEPTEMBER 1994
         -------------------------------------------------------------------------
                                      -0.81           6.63               5.52

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (3,516,097 Shares, Cost
  $38,512)++ at Value.......................................  $  42,439
Receivable for Investment Securities Sold...................        300
Prepaid Expenses and Other Assets...........................          8
                                                              ---------
    Total Assets............................................     42,747
                                                              ---------

LIABILITIES:
Payable for Fund Shares Redeemed............................        300
Accrued Expenses and Other Liabilities......................         12
                                                              ---------
    Total Liabilities.......................................        312
                                                              ---------

NET ASSETS..................................................  $  42,435
                                                              =========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................  3,505,619
                                                              =========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $   12.10
                                                              =========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  37,075
Undistributed Net Investment Income.........................        754
Undistributed Net Realized Gain.............................        679
Unrealized Appreciation of Investment Securities............      3,927
                                                              ---------
    Total Net Assets........................................  $  42,435
                                                              =========

--------------

++ The cost for federal income tax purposes is $40,579.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment
     Trust Company..........................................         $   919
                                                                     -------

EXPENSES
    Administrative Services.................................               4
    Accounting & Transfer Agent Fees........................               9
    Shareholder Services....................................              44
    Legal Fees..............................................               2
    Audit Fees..............................................               1
    Filing Fees.............................................              13
    Shareholders' Reports...................................              28
    Directors' Fees and Expenses............................               1
    Other...................................................               1
                                                                     -------
        Total Expenses......................................             103
                                                                     -------
    NET INVESTMENT INCOME...................................             816
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
    Capital Gain Distributions Received from The DFA
     Investment Trust Company...............................           2,642
    Net Realized Loss on Investment Securities Sold.........            (537)
    Change in Unrealized Appreciation (Depreciation) of
     Investment Securities..................................          (3,275)
                                                                     -------
    NET LOSS ON INVESTMENT SECURITIES.......................          (1,170)
                                                                     -------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $  (354)
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR           YEAR
                                                                      ENDED          ENDED
                                                                     NOV. 30,       NOV. 30,
                                                                       2000           1999
                                                                     --------       --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $    816       $    909
    Capital Gain Distributions Received from The DFA
      Investment Trust Company..............................            2,642             80
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................             (537)           414
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (3,275)         3,377
                                                                     --------       --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................             (354)         4,780
                                                                     --------       --------

Distributions From:
    Net Investment Income...................................             (843)          (757)
    Net Realized Gains......................................             (732)          (351)
                                                                     --------       --------
        Total Distributions.................................           (1,575)        (1,108)
                                                                     --------       --------
Capital Share Transactions (1):
    Shares Issued...........................................           28,232         57,154
    Shares Issued in Lieu of Cash Distributions.............            1,575          1,108
    Shares Redeemed.........................................          (28,656)       (55,545)
                                                                     --------       --------
        Net Increase from Capital Share Transactions........            1,151          2,717
                                                                     --------       --------
        Total Increase (Decrease)...........................             (778)         6,389
NET ASSETS
    Beginning of Period.....................................           43,213         36,824
                                                                     --------       --------
    End of Period...........................................         $ 42,435       $ 43,213
                                                                     ========       ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            2,307          4,789
    Shares Issued in Lieu of Cash Distributions.............              127             99
    Shares Redeemed.........................................           (2,345)        (4,660)
                                                                     --------       --------
                                                                           89            228
                                                                     ========       ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR          YEAR          YEAR          YEAR          YEAR
                                                     ENDED         ENDED         ENDED         ENDED         ENDED
                                                    NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                      2000          1999          1998          1997          1996
                                                    --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period..............  $ 12.65       $ 11.55       $ 10.65       $ 11.36       $  9.95
                                                    -------       -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................     0.23          0.28          0.26          0.17          0.14
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................    (0.32)         1.17          0.99         (0.63)         1.28
                                                    -------       -------       -------       -------       -------
  Total from Investment Operations................    (0.09)         1.45          1.25         (0.46)         1.42
                                                    -------       -------       -------       -------       -------
LESS DISTRIBUTIONS
  Net Investment Income...........................    (0.25)        (0.24)        (0.22)        (0.15)        (0.01)
  Net Realized Gains..............................    (0.21)        (0.11)        (0.13)        (0.10)           --
                                                    -------       -------       -------       -------       -------
  Total Distributions.............................    (0.46)        (0.35)        (0.35)        (0.25)        (0.01)
                                                    -------       -------       -------       -------       -------
Net Asset Value, End of Period....................  $ 12.10       $ 12.65       $ 11.55       $ 10.65       $ 11.36
                                                    =======       =======       =======       =======       =======
Total Return......................................    (0.80)%       13.03%        12.25%        (4.15)%       14.28%
Net Assets, End of Period (thousands).............  $42,435       $43,213       $36,824       $37,610       $30,018
Ratio of Expenses to Average Net Assets (1).......     0.53%         0.50%         0.55%         0.63%         0.86%
Ratio of Expenses to Average Net Assets (excluding
  waivers and assumption of expenses) (1).........     0.53%         0.50%         0.55%         0.58%         0.96%
Ratio of Net Investment Income to Average Net
  Assets..........................................     1.87%         2.31%         2.01%         1.63%         1.67%
Ratio of Net Investment Income to Average Net
  Assets (excluding waivers and assumption of
  expenses).......................................     1.87%         2.31%         2.01%         1.68%         1.57%
Portfolio Turnover Rate...........................      N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series.....        9%            6%           15%           23%           12%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which The DFA International Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a series of The DFA Investment Trust Company. At November 30, 2000, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets on an annualized basis. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2000, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a certain Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of
 .10% of its average daily net assets.

D. INVESTMENTS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $1,860
Gross Unrealized Depreciation...............................    --
                                                              ------
  Net.......................................................  $1,860
                                                              ======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio II (constituting a portfolio within Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

     THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

        DFA INTERNATIONAL  MSCI EAFE INDEX
             VALUE SERIES  (NET DIVIDENDS)
                  $10,000          $10,000
Mar-94             $9,733           $9,569
Apr-94            $10,060           $9,975
May-94            $10,119           $9,918
Jun-94            $10,239          $10,058
Jul-94            $10,438          $10,155
Aug-94            $10,598          $10,396
Sep-94            $10,228          $10,068
Oct-94            $10,658          $10,404
Nov-94            $10,099           $9,903
Dec-94            $10,159           $9,966
Jan-95             $9,757           $9,583
Feb-95             $9,736           $9,556
Mar-95            $10,312          $10,152
Apr-95            $10,633          $10,533
May-95            $10,573          $10,408
Jun-95            $10,463          $10,225
Jul-95            $11,052          $10,862
Aug-95            $10,676          $10,448
Sep-95            $10,740          $10,652
Oct-95            $10,536          $10,365
Nov-95            $10,826          $10,653
Dec-95            $11,351          $11,083
Jan-96            $11,464          $11,128
Feb-96            $11,537          $11,166
Mar-96            $11,698          $11,404
Apr-96            $12,154          $11,736
May-96            $12,040          $11,520
Jun-96            $12,083          $11,584
Jul-96            $11,760          $11,246
Aug-96            $11,811          $11,271
Sep-96            $12,019          $11,570
Oct-96            $11,904          $11,452
Nov-96            $12,434          $11,908
Dec-96            $12,271          $11,755
Jan-97            $11,861          $11,343
Feb-97            $11,969          $11,529
Mar-97            $12,013          $11,571
Apr-97            $11,948          $11,632
May-97            $12,855          $12,389
Jun-97            $13,413          $13,072
Jul-97            $13,598          $13,284
Aug-97            $12,706          $12,291
Sep-97            $13,174          $12,980
Oct-97            $12,483          $11,983
Nov-97            $11,955          $11,861
Dec-97            $11,907          $11,964
Jan-98            $12,627          $12,511
Feb-98            $13,456          $13,314
Mar-98            $14,051          $13,724
Apr-98            $14,095          $13,832
May-98            $14,227          $13,764
Jun-98            $14,089          $13,869
Jul-98            $14,245          $14,009
Aug-98            $12,382          $12,273
Sep-98            $11,716          $11,898
Oct-98            $12,883          $13,138
Nov-98            $13,448          $13,810
Dec-98            $13,711          $14,356
Jan-99            $13,439          $14,313
Feb-99            $13,099          $13,972
Mar-99            $13,906          $14,555
Apr-99            $14,732          $15,144
May-99            $13,985          $14,364
Jun-99            $14,616          $14,924
Jul-99            $15,144          $15,368
Aug-99            $15,292          $15,425
Sep-99            $15,347          $15,580
Oct-99            $15,278          $16,157
Nov-99            $15,231          $16,717
Dec-99            $15,983          $18,219
Jan-00            $14,752          $17,062
Feb-00            $14,383          $17,521
Mar-00            $15,182          $18,201
Apr-00            $14,787          $17,243
May-00            $15,071          $16,822
Jun-00            $16,121          $17,480
Jul-00            $15,597          $16,748
Aug-00            $15,735          $16,894
Sep-00            $15,280          $16,071
Oct-00            $15,167          $15,692
Nov-00            $15,155          $15,103

         ANNUALIZED                    ONE            FIVE             FROM
         TOTAL RETURN (%)              YEAR           YEARS         MARCH 1994
         ---------------------------------------------------------------------
                                      -0.50           6.96             6.35

- THE SERIES INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT, WITH JAPAN LIMITED TO 38%.

- THE SERIES' RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF LARGE, NON-U.S. COMPANIES WITH HIGH BOOK-TO-MARKET RATIOS.

Past performance is not predictive of future performance.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000


                                                               SHARES          VALUE+
                                                               ------          ------
JAPAN -- (25.3%)
COMMON STOCKS -- (25.3%)
 Aichi Bank, Ltd.......................................       10,500   $      738,414
 Aisin Seiki Co., Ltd..................................      137,000        2,152,004
 Amada Co., Ltd........................................      376,000        3,071,919
 Amano Corp............................................      115,000          987,306
 Aomori Bank, Ltd......................................      170,000          759,674
 Aoyama Trading Co., Ltd...............................       41,100          293,118
 *Ashikaga Bank, Ltd...................................      808,000        1,488,041
 Autobacs Seven Co., Ltd...............................       10,300          249,663
 Awa Bank, Ltd.........................................      196,600          894,514
 Bank of Iwate, Ltd....................................       12,090          442,033
 Bank of Kyoto, Ltd....................................      347,400        1,455,195
 Bank of Nagoya, Ltd...................................      185,000          946,952
 *Bank of Osaka, Ltd...................................      315,000          560,209
 Bank of Yokohama, Ltd.................................      978,000        4,361,532
 Best Denki Co., Ltd...................................      153,000          835,642
 Canon Sales Co., Inc..................................      124,900        1,728,534
 Casio Computer Co., Ltd...............................       60,000          547,074
 Chiba Bank, Ltd.......................................      941,000        3,652,846
 Chiyoda Fire and Marine Insurance Co., Ltd............      444,150        1,198,876
 Chudenko Corp.........................................       84,460        1,043,825
 Chugoku Bank, Ltd.....................................      238,800        1,724,637
 Citizen Watch Co., Ltd................................      318,000        2,595,188
 Cosmo Oil Co., Ltd....................................      764,000        1,744,967
 Dai Nippon Pharmaceutical Co., Ltd....................      100,000        1,520,251
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      529,000        1,566,400
 Daicel Chemical Industries, Ltd.......................      485,000        1,541,195
 Daido Steel Co., Ltd..................................      126,000          331,007
 Daimaru, Inc..........................................       79,000          214,668
 Daio Paper Corp.......................................        3,000           24,591
 Daishi Bank, Ltd......................................      355,000        1,249,874
 Daito Trust Construction Co., Ltd.....................      180,784        2,970,330
 Daiwa Bank, Ltd.......................................      500,000          920,817
 Daiwa House Industry Co., Ltd.........................      663,000        4,201,689
 Daiwa Securities Co., Ltd.............................    1,500,000       15,775,767
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000          874,767
 Ehime Bank, Ltd.......................................      143,000          610,619
 Ezaki Glico Co., Ltd..................................      174,600        1,175,862
 Fuji Photo Film Co., Ltd..............................      355,000       14,293,432
 Fujikura, Ltd.........................................      108,000          929,159
 Fukui Bank, Ltd.......................................      343,000          910,363
 Fukuoka City Bank, Ltd................................      264,532        1,072,254
 Fukuyama Transporting Co., Ltd........................      266,000        1,236,694
 Futaba Corp...........................................       16,000          504,102
 Futaba Industrial Co., Ltd............................       85,000        1,113,422
 General Sekiyu KK.....................................       41,110          271,664
 Gunma Bank, Ltd.......................................      146,000          756,551
 Hachijuni Bank, Ltd...................................       45,000          244,964
 Hankyu Department Stores, Inc.........................       54,000          218,884
 Hanshin Electric Railway Co., Ltd.....................      141,000          372,958
 Higo Bank, Ltd........................................      308,000        1,203,960
 *Hino Motors, Ltd.....................................      404,000        1,382,273
 Hiroshima Bank, Ltd...................................      593,000        2,135,998
 Hitachi Maxell, Ltd...................................       96,000        1,932,633
 Hitachi Metals, Ltd...................................      360,000        2,814,451
 Hitachi, Ltd..........................................    3,717,000       35,468,338

                                                               SHARES          VALUE+
                                                               ------          ------

 Hokkoku Bank, Ltd.....................................      102,000   $      430,942
 Hokuetsu Paper Mills, Ltd.............................      162,000        1,044,207
 *Hokuriku Bank, Ltd...................................      891,000        1,866,117
 House Foods Corp......................................      117,000        1,568,504
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000        1,031,803
 Hyakujishi Bank, Ltd..................................      314,000        1,780,175
 Inax Corp.............................................      309,000        1,447,769
 *Ishikawajima-Harima Heavy Industries Co., Ltd........      380,000          891,929
 Itoham Foods, Inc.....................................      288,000        1,078,981
 Iyo Bank, Ltd.........................................       60,000          341,244
 Izumi Co., Ltd........................................       19,000          182,674
 Japan Airport Terminal Co., Ltd.......................       29,000          249,496
 *Japan Energy Corp....................................      320,000          701,988
 Joyo Bank, Ltd........................................      245,000          818,354
 Juroku Bank, Ltd......................................      349,000        1,452,445
 Kagoshima Bank, Ltd...................................      266,000        1,140,640
 Kajima Corp...........................................      826,000        2,386,181
 Kamigumi Co., Ltd.....................................      357,000        1,692,002
 Kandenko Co., Ltd.....................................      266,000        1,392,781
 Kansai Paint Co., Ltd., Osaka.........................      108,000          336,369
 *Kawasaki Heavy Industries, Ltd.......................      407,000          525,417
 Kikkoman Corp.........................................      259,000        2,062,252
 Kinden Corp...........................................       77,000          466,430
 Kissei Pharmaceutical Co., Ltd........................       41,000          866,110
 Koa Fire & Marine Insurance Co., Ltd..................       45,000          158,841
 *Kobe Steel, Ltd......................................    2,632,000        1,568,206
 Koito Manufacturing Co., Ltd..........................      146,000          640,564
 Kokuyo Co., Ltd.......................................       38,000          545,106
 Komatsu, Ltd..........................................    1,279,000        6,396,665
 Komori Corp...........................................       74,000        1,169,077
 Konica Corp...........................................       71,000          599,299
 Koyo Seiko Co.........................................      198,000        1,417,463
 Kubota Corp...........................................       25,000           89,148
 Lion Corp.............................................      325,000        1,229,336
 Makita Corp...........................................      209,000        1,669,794
 *Marubeni Corp........................................    1,942,000        4,628,353
 Maruichi Steel Tube, Ltd..............................      117,000        1,721,657
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       48,512,086
 Matsushita Electric Works, Ltd........................      190,000        2,161,212
 Michinoku Bank, Ltd...................................      187,000        1,139,511
 Mitsubishi Gas Chemical Co., Inc......................      548,000        2,018,431
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,669,684
 Mitsubishi Logistics Corp.............................        3,000           28,058
 Mitsubishi Materials Corp.............................      975,000        2,763,806
 *Mitsubishi Motors Corp...............................      866,000        2,579,913
 Mitsui Chemicals, Inc.................................          800            3,842
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          867,220
 Mori Seiki Co., Ltd...................................      121,000        1,359,966
 Musashino Bank, Ltd...................................       26,000          995,205
 Mycal Corp............................................       93,000          212,411
 NHK Spring Co., Ltd...................................       71,000          346,119
 *NKK Corp.............................................    2,612,000        1,768,511
 NTN Corp..............................................      398,000        1,189,281
 Nanto Bank, Ltd.......................................      288,000        1,003,582
 National House Industrial Co., Ltd....................       95,000          621,777
 Nichirei Corp.........................................      366,000        1,794,131
 Nifco, Inc............................................       45,000          453,773

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Nikko Securities Co., Ltd.............................      400,000   $    3,065,780
 Nippon Kayaku Co., Ltd................................       53,000          348,800
 Nippon Meat Packers, Inc., Osaka......................        4,000           54,888
 Nippon Mitsubishi Oil Company.........................    1,863,050       10,242,715
 Nippon Sanso Corp.....................................      367,000        1,709,579
 Nippon Shokubai Co., Ltd..............................      163,000          706,321
 Nishimatsu Construction Co., Ltd......................      364,000        1,265,131
 Nishi-Nippon Bank, Ltd................................       85,540          340,550
 Nissei Sangyo Co., Ltd................................      110,050        1,260,738
 Nisshin Flour Milling Co., Ltd........................       96,000          862,318
 Nisshin Steel Co., Ltd................................    1,318,000        1,118,450
 Nisshinbo Industries, Inc.............................      305,000        1,448,301
 *Nissho Iwai Corp.....................................      544,000          525,480
 North Pacific Bank, Ltd...............................       45,000          304,682
 Obayashi Corp.........................................      520,000        2,431,680
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          273,086
 Oita Bank, Ltd........................................      145,000          786,712
 Oji Paper Co., Ltd....................................      275,000        1,516,866
 Okumura Corp..........................................      322,000        1,017,413
 Onward Kashiyama Co., Ltd.............................        3,000           20,745
 Pioneer Electronic Corp...............................      140,000        4,474,089
 Q.P. Corp.............................................      168,000        1,471,141
 Rinnai Corp...........................................        1,000           18,461
 Ryosan Co., Ltd.......................................       53,000          951,665
 Sakura Bank, Ltd......................................      600,000        3,466,606
 San In Godo Bank, Ltd.................................      222,000        1,020,103
 Sanyo Electric Co., Ltd...............................    2,000,000       15,581,673
 Sanyo Shinpan Finance Co., Ltd........................       11,000          299,898
 Seino Transportation Co., Ltd.........................      197,000          899,891
 Sekisui Chemical Co., Ltd.............................      557,000        1,759,935
 Sekisui House, Ltd....................................      938,000        9,094,533
 Shiga Bank, Ltd.......................................      272,000        1,190,924
 Shikoku Bank, Ltd.....................................       25,000          139,702
 Shima Seiki Manufacturing Co., Ltd....................        5,000           86,665
 Shimachu Co., Ltd.....................................       20,200          271,896
 Shimadzu Corp.........................................      181,000          627,456
 Shimizu Corp..........................................      997,000        3,060,183
 Shohkoh Fund & Co., Ltd...............................        3,000          322,286
 Showa Shell Sekiyu KK.................................      110,000          546,171
 Snow Brand Milk Products Co., Ltd.....................      419,000        1,429,813
 Stanley Electric Co., Ltd.............................      100,000        1,141,994
 Sumitomo Corp.........................................      500,000        3,958,612
 Sumitomo Forestry Co., Ltd............................      139,000          853,291
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          949,263
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,565,407
 Sumitomo Realty & Development Co., Ltd................      488,000        2,656,504
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          144,460
 Suzuken Co., Ltd......................................        6,000          209,080
 Taiheiyo Cement Corp..................................    1,209,800        2,009,577
 Taisei Corp...........................................    1,325,000        2,141,126
 Takashimaya Co., Ltd..................................      214,000        1,543,597
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,367,405
 Teijin, Ltd...........................................      917,000        4,263,339
 Teikoku Oil Co., Ltd..................................      346,000        1,649,238
 Toda Corp.............................................      418,000        2,147,147
 Toho Bank, Ltd........................................      240,000          875,318
 Tokuyama Corp.........................................      248,000        1,067,931
 Tokyo Style Co., Ltd..................................      133,000        1,207,878
 Tokyo Tomin Bank, Ltd.................................       30,900          740,621
 Toppan Printing Co., Ltd..............................      100,000          870,263
 Toray Industries, Inc.................................       25,000           99,981

                                                               SHARES          VALUE+
                                                               ------          ------

 Toshiba TEC Corp......................................      345,000   $    1,121,230
 Tostem Corp...........................................      188,000        2,695,142
 Toto, Ltd.............................................      247,000        1,770,479
 Toyo Seikan Kaisha, Ltd...............................      287,600        4,959,016
 Toyo Suisan Kaisha, Ltd...............................      116,000          899,548
 Toyo Trust & Banking Co., Ltd.........................      728,000        2,365,959
 Toyobo Co., Ltd.......................................      468,000          980,183
 Toyoda Machine Works, Ltd.............................       38,000          226,413
 Toyota Auto Body Co., Ltd.............................       86,000          784,915
 Toyota Tsusho Corp....................................      314,000        1,077,176
 UNY Co., Ltd..........................................       17,000          224,986
 *Victor Co. of Japan, Ltd.............................      246,000        1,783,298
 Wacoal Corp...........................................      149,000        1,333,009
 Yamagata Bank, Ltd....................................      153,700          738,174
 Yamaguchi Bank........................................      133,000          826,063
 Yamaha Corp...........................................       60,000          609,364
 Yamatake-Honeywell Co., Ltd...........................       87,000          981,754
 Yamazaki Baking Co., Ltd..............................       64,000          458,170
 Yasuda Trust & Banking Co., Ltd.......................    1,434,000        1,268,670
 Yokogawa Electric Corp................................      337,000        2,814,135
 Yokohama Rubber Co., Ltd..............................      410,000          921,630
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $447,204,948)..................................                   389,703,610
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $34,817)......................................                        34,838
                                                                       --------------
TOTAL -- JAPAN
  (Cost $447,239,765)..................................                   389,738,448
                                                                       --------------
UNITED KINGDOM -- (19.4%)
COMMON STOCKS -- (19.4%)
 3I Group P.L.C........................................       41,199          731,214
 Abbey National P.L.C..................................      191,597        3,001,267
 Aggregate Industries P.L.C............................    1,340,671        1,244,851
 Alliance & Leicester P.L.C............................      348,000        3,255,944
 Allied Domecq P.L.C...................................      869,994        5,324,788
 Antofagasta Holdings P.L.C............................      160,000          875,510
 Associated British Foods P.L.C........................      766,096        5,256,326
 Associated British Ports Holdings P.L.C...............      375,400        1,766,795
 *AWG P.L.C............................................      151,281        1,321,049
 BAA P.L.C.............................................    1,104,525        9,410,306
 BG Group P.L.C........................................    2,666,548       10,820,532
 BOC Group P.L.C.......................................      146,294        2,050,014
 BPB P.L.C.............................................      458,500        1,543,678
 Barclays P.L.C........................................      363,361       10,183,538
 Barratt Developments P.L.C............................      226,000        1,012,393
 Bass P.L.C............................................      682,070        7,193,754
 Berkeley Group P.L.C..................................      122,792        1,219,360
 Blue Circle Industries P.L.C..........................      351,316        2,298,388
 Bodycote International P.L.C..........................      210,360          572,556
 Britannic P.L.C.......................................      181,600        2,735,259
 British Airways P.L.C.................................      935,331        5,303,701
 British Land Co. P.L.C................................      502,381        3,276,006
 Brixton Estate P.L.C..................................      235,685          805,198
 CGU P.L.C.............................................    1,859,628       28,075,622
 *Canary Wharf Group P.L.C.............................      468,000        3,572,607
 Caradon P.L.C.........................................      325,625          909,364
 Carillion P.L.C.......................................       30,675           47,833
 Chelsfield P.L.C......................................      239,306        1,314,556
 Cookson Group P.L.C...................................      623,302        1,603,721

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Corus Group P.L.C.....................................    2,724,027   $    2,210,755
 DeVere Group P.L.C....................................      106,442          398,355
 Debenhams P.L.C.......................................      307,171        1,227,957
 Enterprise Oil P.L.C..................................      354,000        2,960,799
 Glynwed International P.L.C...........................      178,000          492,049
 Great Portland Estates P.L.C..........................      118,365          449,689
 Great Universal Stores P.L.C..........................      819,700        6,135,395
 HSBC Holdings P.L.C...................................       82,776        1,090,119
 Halifax P.L.C.........................................      130,000        1,212,615
 Hammerson P.L.C.......................................      280,000        1,762,360
 Hanson P.L.C..........................................      599,300        3,249,596
 Hilton Group P.L.C....................................    1,251,117        3,325,469
 IMI P.L.C.............................................       24,000           72,468
 Independent Insurance Group P.L.C.....................      130,000          684,630
 *Innogy Holdings PLC..................................      755,400        1,981,082
 Invensys P.L.C........................................        3,503            8,516
 Johnson Matthey P.L.C.................................      178,000        2,699,961
 Kelda Group P.L.C.....................................      161,510          942,156
 LaPorte P.L.C.........................................       13,000          103,201
 *LaPorte P.L.C. Redeemable Series B...................      117,000            1,493
 Lasmo P.L.C...........................................      989,335        2,457,848
 *Lattice Group PLC....................................    2,666,548        5,632,347
 Liberty International P.L.C...........................      282,297        1,966,905
 Lonmin P.L.C..........................................      238,387        3,274,614
 Marks & Spencer P.L.C.................................    1,296,543        3,593,250
 Mersey Docks & Harbour Co. P.L.C......................       53,050          386,547
 Millennium and Copthorne Hotels P.L.C.................      258,000        1,506,852
 Morgan Crucible Company P.L.C.........................       16,561           70,431
 National Power P.L.C..................................      755,400        2,752,097
 Northern Foods P.L.C..................................      433,000          883,902
 Northern Rock P.L.C...................................      344,000        2,015,232
 P and O Princess Cruises P.L.C........................      483,977        1,749,519
 Peninsular & Oriental Steam Navigation Co.............      504,261        2,282,128
 Pennon Group P.L.C....................................       48,265          478,943
 Pilkington P.L.C......................................    1,156,482        1,672,217
 Pillar Property P.L.C.................................       21,250          109,953
 Powergen P.L.C........................................      539,968        4,454,969
 RMC Group P.L.C.......................................      252,000        2,025,524
 Railtrack Group P.L.C.................................      352,000        4,725,485
 Rank Group P.L.C......................................      793,530        1,991,087
 Rexam P.L.C...........................................      427,809        1,370,604
 Rio Tinto P.L.C.......................................      645,967        9,660,876
 Rolls-Royce P.L.C.....................................      918,985        2,657,616
 Royal & Sun Alliance Insurance Group P.L.C............    1,534,972       11,728,512
 Royal Bank of Scotland Group P.L.C....................      604,303       12,421,569
 *Royal Bank of Scotland P.L.C.........................      600,000          697,459
 Safeway P.L.C.........................................    1,106,970        5,052,955
 Sainsbury (J.) P.L.C..................................    1,616,183        9,502,341
 Scottish & Newcastle P.L.C............................      507,900        3,794,395
 Severn Trent P.L.C....................................      210,597        2,248,024
 Shell Transport & Trading Co., P.L.C..................      105,377          830,566
 Signet Group P.L.C....................................      803,000          646,004
 Slough Estates P.L.C..................................      399,400        2,208,139
 Smith (David S.) Holdings P.L.C.......................      298,000          623,106
 Smith (W.H.) P.L.C....................................      203,000        1,260,445
 Stagecoach Holdings P.L.C.............................    1,204,685          999,040
 Tate & Lyle P.L.C.....................................      443,200        1,558,135
 Taylor Woodrow P.L.C..................................      410,139        1,029,101
 Tesco P.L.C...........................................    4,488,133       18,005,528
 Thistle Hotels P.L.C..................................      466,707          760,844

                                                               SHARES          VALUE+
                                                               ------          ------

 Trinity P.L.C.........................................      160,450   $    1,065,622
 Unigate P.L.C.........................................      233,600          745,091
 Unilever P.L.C........................................      800,000        6,623,027
 United Utilities P.L.C................................      265,595        2,697,676
 Whitbread P.L.C.......................................      506,736        4,017,367
 Wilson Bowden P.L.C...................................       96,900          982,163
 Wolseley P.L.C........................................      473,109        2,595,529
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $264,085,555)..................................                   297,546,379
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $23,937)......................................                        24,209
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $264,109,492)..................................                   297,570,588
                                                                       --------------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
 AGF (Assurances Generales de France SA)...............      103,514        6,442,761
 Air Liquide...........................................        7,865        1,029,022
 Aventis...............................................      100,000        7,847,524
 Banque Nationale de Paris.............................      324,843       25,110,386
 Bouygues..............................................       20,280          891,510
 *Credit Lyonnais SA...................................       15,000          509,893
 De la Rue Imperiale de Lyon...........................          500          926,208
 Dior (Christian) SA...................................      124,400        5,560,678
 Eridania Beghin-Say SA................................       18,900        1,892,024
 Esso SA...............................................        7,535          426,347
 Fimalac SA............................................       12,500          413,595
 Generale des Establissements Michelin SA Series B.....       75,500        2,168,842
 Groupe Danone.........................................       85,000       11,298,606
 Imerys................................................       11,000        1,110,753
 Lafarge SA............................................       76,032        5,708,506
 Lapeyre SA............................................       12,300          645,638
 Pechiney SA Series A..................................       55,475        2,165,842
 Pernod-Ricard SA......................................       38,900        2,177,346
 Peugeot SA............................................       37,150        7,674,030
 Rallye SA.............................................       17,220          966,102
 Remy Cointreau SA.....................................       28,050        1,002,335
 SEB SA................................................        9,000          462,234
 SGE (Societe Generale d'Enterprise SA)................       50,580        2,732,043
 Saint-Gobain..........................................       65,436        9,028,444
 Societe des Ciments de Francais.......................       21,500          975,086
 Societe Financiere Interbail SA.......................       11,550          296,600
 Societe Generale, Paris...............................      281,728       15,205,077
 Suez Lyonnaise des Eaux SA............................       30,000        5,084,569
 Thomson-CSF...........................................       87,203        3,795,494
 Total SA..............................................      180,000       25,744,057
 Usinor................................................      167,800        1,780,584
 Valeo SA..............................................       46,400        2,140,724
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $98,147,152)...................................                   153,212,860
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864          422,737
                                                                       --------------
TOTAL -- FRANCE
  (Cost $98,373,936)...................................                   153,635,597
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
GERMANY -- (9.4%)
COMMON STOCKS -- (9.4%)
 BASF AG...............................................      640,050   $   24,431,516
 BHW Holding AG, Berlin................................      167,300        4,077,753
 Bankgesellschaft Berlin AG............................      233,550        3,141,053
 Bayer AG..............................................      168,100        7,433,585
 Bayerische Vereinsbank AG.............................      290,000       14,843,702
 Berliner Kraft & Licht Bewag AG.......................      177,600        1,808,822
 Commerzbank AG........................................      408,050       10,265,453
 Continental AG........................................       44,100          643,014
 DBV Holding AG........................................       44,000        1,493,772
 DaimlerChrysler AG, Stuttgart.........................       15,400          605,265
 Degussa-Huels AG......................................        7,800          231,535
 Deutsche Bank AG......................................      359,305       26,366,820
 Deutsche Lufthansa AG.................................      305,250        6,762,548
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        2,928,349
 Dresdner Bank AG......................................      331,200       12,454,921
 Dyckerhoff AG.........................................       29,750          621,534
 FPB Holding AG........................................        5,789          781,596
 Fresenius Medical Care AG.............................       37,600        3,174,874
 Gehe AG...............................................        3,600          132,089
 Heidelberger Druckmaschinen AG........................        4,200          239,473
 Heidelberger Zement AG, Heidelberg....................       27,170        1,249,029
 Hochtief AG...........................................       91,150        1,824,952
 Hoechst AG............................................       27,900          864,612
 Karstadt Quelle AG....................................       70,000        2,132,716
 Linde AG..............................................       76,000        3,489,819
 MAN AG................................................      140,000        3,765,767
 Merck KGAA............................................       58,000        2,297,240
 SCA Hygiene Products AG...............................        3,550          621,143
 Thyssen Krupp AG......................................      108,750        1,443,664
 Veba AG...............................................       24,000        1,361,944
 Vereins & Westbank AG.................................       73,187        2,038,688
 Volkswagen AG.........................................       15,550          776,979
                                                                       --------------
TOTAL -- GERMANY
  (Cost $122,319,838)..................................                   144,304,227
                                                                       --------------
NETHERLANDS -- (8.1%)
COMMON STOCKS -- (8.1%)
 ABN-AMRO Holding NV...................................    1,368,798       28,715,959
 Asr Verzekeringsgroep NV..............................       42,639        3,878,736
 Buhrmann NV...........................................       82,274        2,037,566
 DSM NV................................................      129,437        3,748,678
 Fortis (NL)...........................................      573,133       16,863,163
 Ing Groep NV..........................................      740,607       53,367,904
 *KLM (Koninklijke Luchtvaart Mij) NV..................       61,019        1,155,291
 Koninklijke KPN NV....................................       42,559          573,494
 *Koninklijke Philips Electronics NV...................      392,656       12,992,030
 Koninklijke Vopak NV..................................       38,986          770,374
 NV Holdingsmij de Telegraaf...........................        6,800          131,706
 Vendex KBB NV.........................................       11,723          164,400
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $60,736,436)...................................                   124,399,301
                                                                       --------------
SWITZERLAND -- (7.8%)
COMMON STOCKS -- (7.8%)
 Ascom Holding AG......................................       70,500        4,782,587
 Baloise-Holding, Basel................................       26,676       27,940,065
 Banque Cantonale Vaudois..............................        5,795        1,852,931
 Bobst SA, Prilly......................................          513          653,164
 Ciba Spezialitaetenchemie Holding AG..................        2,100          125,220

                                                               SHARES          VALUE+
                                                               ------          ------

 Financiere Richemont AG...............................        8,973   $   24,767,186
 Fischer (Georg) AG, Schaffhausen (Namen)..............       12,987        3,284,628
 *Givaudan SA, Vernier.................................          892          222,518
 Helvetia Patria Holding, St. Gallen...................        4,830        4,452,254
 Intershop Holding AG, Zuerich.........................        5,400        2,628,835
 Jelmoli Holding AG, Zuerich...........................          500          697,105
 Pargesa Holding SA, Geneve............................        1,935        3,678,813
 Roche Holding AG, Basel...............................          812        9,356,186
 Sairgroup, Zuerich....................................       37,480        5,549,394
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        5,166,277
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................        8,066        5,041,976
 Sika Finanz AG, Baar..................................        1,280          321,152
 *Sulzer AG, Winterthur................................        8,280        5,261,610
 UBS AG................................................       14,000        1,935,763
 *Unaxis Holding AG....................................       34,000        7,443,468
 Zurich Versicherungs-Gesellschaft - Allied AG.........        9,364        5,049,520
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $84,082,185)...................................                   120,210,652
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $118).........................................                           121
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $84,082,303)...................................                   120,210,773
                                                                       --------------
ITALY -- (4.3%)
COMMON STOCKS -- (4.3%)
 Banca Commerciale Italiana SpA........................      741,970        4,637,434
 Banca di Roma.........................................    7,168,500        7,737,789
 Banca Intesa SpA, Milano..............................    4,824,355       21,039,911
 Banca Popolare di Milano..............................      159,000        1,018,690
 Banca Toscana.........................................      607,000        2,198,107
 CIR SpA (Cie Industriale Riunite), Torino.............      400,000          995,848
 Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................      902,500        1,846,214
 Fiat SpA..............................................      399,789        9,779,217
 IFIL Finanziaria Partecipazioni SpA...................      510,187        4,174,689
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      378,560        2,982,292
 Milano Assicurazioni SpA..............................      199,000          703,309
 Parmalat Finanziaria SpA..............................      900,000        1,441,542
 SAI SpA (Sta Assicuratrice Industriale), Torino.......       32,000          593,330
 San Paolo-IMI SpA.....................................      400,000        6,208,379
                                                                       --------------
TOTAL -- ITALY
  (Cost $41,942,268)...................................                    65,356,751
                                                                       --------------
SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
 Aceralia Corporacion Siderurgica SA...................       22,500          174,513
 Acerinox SA...........................................      154,740        4,027,548
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        2,664,074
 Autopistas Concesionaria Espanola SA..................      476,478        3,654,144
 Azucarera Ebro Agricolas SA...........................      111,600        1,269,716

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 Banco Pastor SA, La Coruna............................       39,600   $    1,571,907
 Cia Espanola de Petroleous SA.........................      449,382        3,516,756
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          663,579
 Endesa SA, Madrid.....................................      190,892        3,089,115
 Grupo Dragados SA, Madrid.............................      456,567        4,530,815
 Hidroelectrica del Cantabrico SA......................      299,700        5,533,429
 Iberdrola SA..........................................      535,000        6,403,588
 Metrovacesa SA........................................       94,462        1,219,453
 Union Electrica Fenosa SA.............................      230,000        4,120,407
 Vallehermoso SA.......................................      240,000        1,318,280
                                                                       --------------
TOTAL -- SPAIN
  (Cost $42,282,441)...................................                    43,757,324
                                                                       --------------
SWEDEN -- (2.4%)
COMMON STOCKS -- (2.4%)
 Assidomaen AB.........................................      213,850        3,667,716
 Gambro AB Series A....................................      351,000        2,397,483
 Gambro AB Series B....................................      125,700          852,319
 Holmen AB Series A....................................        6,300          156,422
 Holmen AB Series B....................................      119,200        2,935,832
 NCC AB Series A.......................................       45,400          303,311
 NCC AB Series B.......................................      104,400          702,687
 Perstorp AB Series B..................................       77,800          535,287
 SSAB Swedish Steel Series A...........................      129,900        1,081,567
 SSAB Swedish Steel Series B...........................       48,000          373,331
 Skandinaviska Enskilda Banken Series A................      196,000        2,100,983
 Skandinaviska Enskilda Banken Series C................        9,800           93,811
 Svedala Industri AB...................................       28,700          420,685
 Svenska Cellulosa AB Series A.........................       57,000        1,108,326
 Svenska Cellulosa AB Series B.........................      266,500        5,235,057
 Svenska Handelsbanken Series A........................      240,000        3,829,034
 Svenska Kullagerfabriken AB Series A..................       68,400          896,891
 Svenska Kullagerfabriken AB Series B..................       89,700        1,274,575
 Sydkraft AB Series C..................................        6,600           99,375
 Trelleborg AB Series B................................      146,400        1,051,070
 Volvo AB Series A.....................................      194,100        2,787,058
 Volvo AB Series B.....................................      373,100        5,543,314
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $45,107,055)...................................                    37,446,134
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $52,894)......................................                        53,547
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $45,159,949)...................................                    37,499,681
                                                                       --------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
 Amoy Properties, Ltd..................................    4,570,500        4,043,420
 Great Eagle Holdings, Ltd.............................      710,191        1,047,150
 Hang Lung Development Co., Ltd........................    2,126,000        1,594,613
 Hysan Development Co., Ltd............................    1,683,822        2,029,365
 Kerry Properties, Ltd.................................    1,261,000        1,309,592
 New World Development Co., Ltd........................    2,246,105        2,347,057
 *New World Infrastructure, Ltd........................      880,800          688,879
 Shangri-La Asia, Ltd..................................    2,982,000        3,001,327

                                                               SHARES          VALUE+
                                                               ------          ------

 Sino Land Co., Ltd....................................    4,976,107   $    2,041,624
 Swire Pacific, Ltd. Series A..........................    1,062,000        6,808,172
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000          866,728
 Wharf Holdings, Ltd...................................    3,776,914        7,675,424
 Wheelock and Co., Ltd.................................    3,243,000        2,182,943
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $55,860,557)...................................                    35,636,294
                                                                       --------------
AUSTRALIA -- (1.6%)
COMMON STOCKS -- (1.6%)
 AMP, Ltd..............................................      116,482        1,149,375
 Amcor, Ltd............................................      505,844        1,348,371
 CSR, Ltd..............................................      842,897        1,949,899
 Goodman Fielder, Ltd..................................      952,125          635,744
 Hanson P.L.C..........................................       65,823          337,417
 MIM Holdings..........................................    1,454,202          841,012
 Mayne Nickless, Ltd...................................       97,713          277,005
 Normandy Mining, Ltd..................................    1,322,098          618,641
 Orica, Ltd............................................      206,802          599,089
 Pacific Dunlop, Ltd...................................      717,600          565,925
 Quantas Airways, Ltd..................................    1,008,549        1,850,578
 Rio Tinto, Ltd........................................      516,023        7,131,461
 Santos, Ltd...........................................      369,827        1,199,689
 Seven Network, Ltd....................................       34,926          117,153
 St. George Bank, Ltd..................................      359,871        2,506,961
 Stockland Trust Group.................................      162,426          328,777
 Suncorp-Metway Limited................................       52,500          291,286
 WMC, Ltd..............................................      844,189        3,213,388
 Westpac Banking Corp..................................       15,646          115,164
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $30,523,552)...................................                    25,076,935
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $66,497)......................................                        67,231
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $131).........................................           99               79
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP Ltd. Contingent Rights
   (Cost $0)...........................................      161,533                0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $30,590,180)...................................                    25,144,245
                                                                       --------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
 Fortum Oyj............................................      937,360        3,312,832
 Huhtamaki Van Leer Oyj................................       44,600        1,017,581
 Kesko Oyj.............................................      232,100        2,180,035
 Metra Oyj Series B....................................       82,300        1,368,359
 Metsa-Serla Oyj Series B..............................      437,500        2,970,569
 Metso Oyj.............................................      112,709        1,064,523
 Outokumpu Oyj Series A................................      351,300        2,645,216
 Stora Enso Oyj Series A...............................      139,100        1,386,435
 Stora Enso Oyj Series R...............................      408,700        4,084,261
 Upm-Kymmene Oyj.......................................      128,500        3,691,339
 Uponor Oyj Series A...................................        4,700           74,462
                                                                       --------------
TOTAL -- FINLAND
  (Cost $28,098,148)...................................                    23,795,612
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
DENMARK -- (1.4%)
COMMON STOCKS -- (1.4%)
 Carlsberg A.S. Series B...............................       38,150   $    1,879,374
 Danisco A.S...........................................       52,630        1,978,315
 Danske Bank A.S.......................................      631,253       10,316,626
 FLS Industries........................................        2,740           38,489
 Jyske Bank A.S........................................       49,950          909,633
 *Nordic Baltic Holding AB.............................      925,918        6,615,015
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,142,212)...................................                    21,737,452
                                                                       --------------
BELGIUM -- (1.0%)
COMMON STOCKS -- (1.0%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Bekaert SA............................................       34,000        1,391,053
 Electrafina SA........................................        8,000        1,156,019
 *Fortis AG............................................       32,270          181,186
 *Fortis AG VVPR.......................................      290,430            2,528
 *Glaverbel SA VVPR....................................           22                0
 Groupe Bruxelles Lambert SA, Bruxelles................        6,300        1,451,100
 Heidelberger Zement AG................................        7,666          348,342
 *Heidelberger Zement AG VVPR..........................        7,666               67
 Nationale a Portefeuille..............................        4,029          384,042
 Sofina SA.............................................       10,500          365,609
 Solvay SA.............................................      101,490        4,841,397
 Suez Lyonnaise des Eaux SA............................       19,080        3,247,073
 *Suez Lyonnaise des Eaux SA CVG.......................       19,080            1,163
 *Suez Lyonnaise des Eaux SA VVPR......................       19,080              166
 Tessenderlo Chemie....................................       14,400          379,815
 Union Miniere SA......................................       40,200        1,415,505
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $15,834,622)...................................                    15,165,068
                                                                       --------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 City Developments, Ltd................................      120,000          547,336
 Fraser & Neave, Ltd...................................      769,000        2,806,009
 Keppel Corp., Ltd.....................................    1,379,000        2,641,717
 Keppel Land, Ltd......................................    1,200,000        1,772,000
 Keppel Tatlee Bank, Ltd...............................    1,084,000        1,903,544
 *Neptune Orient Lines, Ltd............................    1,162,000          914,257
 Singapore Land, Ltd...................................    1,048,000        2,103,230
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $17,978,933)...................................                    12,688,093
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................      105,892        1,827,297
 Den Norske Bank ASA Series A..........................      589,194        2,713,390
 *Kvaerner ASA.........................................       47,956          362,049
 Norsk Hydro ASA.......................................       31,700        1,271,828
 Norske Skogindustrier ASA Series A....................       30,000        1,132,443
                                                                       --------------
TOTAL -- NORWAY
  (Cost $7,776,475)....................................                     7,307,007
                                                                       --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............       80,345        1,249,129

                                                               SHARES          VALUE+
                                                               ------          ------

 Cimpor Cimentos de Portugal SA........................      100,653   $    2,321,879
 Portugal Telecom SA...................................      300,000        2,454,799
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $5,721,563)....................................                     6,025,807
                                                                       --------------
IRELAND -- (0.3%)
COMMON STOCKS -- (0.3%)
 Allied Irish Banks P.L.C..............................       36,030          392,050
 Independent News & Media P.L.C........................      495,010        1,314,258
 Jefferson Smurfit Group P.L.C.........................    1,432,273        2,281,623
                                                                       --------------
TOTAL -- IRELAND
  (Cost $4,683,921)....................................                     3,987,931
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bank Austria AG.......................................       47,110        2,304,710
 Voest-Alpine Stahl AG.................................       23,100          535,891
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,840,601
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd...............................    1,509,500        1,089,703
 Lion Nathan, Ltd......................................      476,400        1,045,391
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $3,178,185)....................................                     2,135,094
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $15,587)......................................                        16,157
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.99%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   5.75%, 04/30/03, valued at $4,984,103) to be
   repurchased at $4,909,817.
   (Cost $4,909,000)...................................   $    4,909        4,909,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,400,137,277)++..............................                $1,537,944,698
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,403,127,335.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value........................................  $  1,537,945
Collateral for Securities Loaned............................        80,105
Receivables:
  Dividends, Interest and Tax Reclaims......................         4,528
  Investment Securities Sold................................         1,531
  Fund Shares Sold..........................................        11,002
Prepaid Expenses and Other Assets...........................            16
                                                              ------------
    Total Assets............................................     1,635,127
                                                              ------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................        80,105
  Fund Shares Redeemed......................................         1,088
Accrued Expenses and Other Liabilities......................           453
                                                              ------------
    Total Liabilities.......................................        81,646
                                                              ------------

NET ASSETS..................................................  $  1,553,481
                                                              ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   128,660,985
                                                              ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      12.07
                                                              ============

Investments at Cost.........................................  $  1,400,137
                                                              ============

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $  1,364,285
Undistributed Net Investment Income.........................         2,917
Undistributed Net Realized Gain.............................        49,820
Accumulated Net Realized Foreign Exchange Loss..............        (1,064)
Unrealized Appreciation of Investment Securities and Foreign
  Currency..................................................       137,808
Unrealized Net Foreign Exchange Loss........................          (285)
                                                              ------------
    Total Net Assets........................................  $  1,553,481
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $3,280).......         $ 36,513
  Interest..................................................            1,335
  Income from Securities Lending............................            1,300
                                                                     --------
      Total Investment Income...............................           39,148
                                                                     --------
EXPENSES
  Investment Advisory Services..............................            3,237
  Accounting & Transfer Agent Fees..........................              814
  Custodian Fees............................................              423
  Legal Fees................................................               20
  Audit Fees................................................               20
  Shareholders' Reports.....................................               43
  Trustees' Fees and Expenses...............................               17
  Other.....................................................              110
                                                                     --------
      Total Expenses........................................            4,684
                                                                     --------
  NET INVESTMENT INCOME.....................................           34,464
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities Sold...........           51,632
  Net Realized Loss on Foreign Currency Transactions........           (1,064)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............          (89,106)
    Translation of Foreign Currency Denominated Amounts.....              (57)
                                                                     --------

  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY....          (38,595)
                                                                     --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ (4,131)
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR              YEAR
                                                                        ENDED             ENDED
                                                                      NOV. 30,          NOV. 30,
                                                                        2000              1999
                                                                     -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $   34,464        $   37,751
    Net Realized Gain on Investment Securities Sold.........             51,632           100,874
    Net Realized Loss on Foreign Currency Transactions......             (1,064)             (341)
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............            (89,106)           81,414
      Translation of Foreign Currency Denominated Amounts...                (57)             (368)
                                                                     ----------        ----------
        Net Increase (Decrease) in Net Assets Resulting From
          Operations........................................             (4,131)          219,330
                                                                     ----------        ----------

Distributions From:
    Net Investment Income...................................            (33,278)          (42,454)
    Net Realized Gains......................................           (100,340)           (3,807)
                                                                     ----------        ----------
        Total Distributions.................................           (133,618)          (46,261)
                                                                     ----------        ----------
Capital Share Transactions (1):
    Shares Issued...........................................            390,621           145,300
    Shares Issued in Lieu of Cash Distributions.............            133,618            46,261
    Shares Redeemed.........................................           (493,386)         (424,502)
                                                                     ----------        ----------
        Net Increase (Decrease) from Capital Share
          Transactions......................................             30,853          (232,941)
                                                                     ----------        ----------
        Total Decrease......................................           (106,896)          (59,872)
NET ASSETS
    Beginning of Period.....................................          1,660,377         1,720,249
                                                                     ----------        ----------
    End of Period...........................................         $1,553,481        $1,660,377
                                                                     ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             31,537            11,508
    Shares Issued in Lieu of Cash Distributions.............             10,630             3,655
    Shares Redeemed.........................................            (39,481)          (33,103)
                                                                     ----------        ----------
                                                                          2,686           (17,940)
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                                  YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED         ENDED         ENDED         ENDED         ENDED
                                                NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                  2000          1999          1998          1997          1996
                                               -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period.........  $    13.18    $    11.95    $    10.90    $    11.79    $    10.55
                                               ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income......................        0.27          0.28          0.22          0.24          0.23
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................       (0.31)         1.29          1.13         (0.67)         1.32
                                               ----------    ----------    ----------    ----------    ----------
    Total from Investment Operations.........       (0.04)         1.57          1.35         (0.43)         1.55
                                               ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income......................       (0.26)        (0.31)        (0.27)        (0.22)        (0.23)
  Net Realized Gains.........................       (0.81)        (0.03)        (0.03)        (0.24)        (0.08)
                                               ----------    ----------    ----------    ----------    ----------
    Total Distributions......................       (1.07)        (0.34)        (0.30)        (0.46)        (0.31)
                                               ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period...............  $    12.07    $    13.18    $    11.95    $    10.90    $    11.79
                                               ==========    ==========    ==========    ==========    ==========
Total Return.................................       (0.51)%       13.27%        12.50%        (3.84)%       14.85%
Net Assets, End of Period (thousands)........  $1,553,481    $1,660,377    $1,720,249    $1,582,086    $1,356,852
Ratio of Expenses to Average Net Assets......        0.29%         0.29%         0.29%         0.32%         0.36%
Ratio of Net Investment Income to Average Net
  Assets.....................................        2.13%         2.17%         1.90%         2.09%         2.23%
Portfolio Turnover Rate......................           9%            6%           15%           23%           12%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-four series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates. Exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in the country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $142,885
Sales.......................................................   207,532

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $359,373
Gross Unrealized Depreciation...............................  (224,556)
                                                              --------
  Net.......................................................  $134,817
                                                              ========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the year ended November 30, 2000 borrowings under the line were as follows:

                                          WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                           AVERAGE      AVERAGE LOAN      DAYS       EXPENSE    BORROWED DURING
                                        INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                        -------------   ------------   -----------   --------   ---------------

The DFA International Value Series....       7.47%       $6,797,000         18       $25,362      $99,000,000

    There were no outstanding borrowings under the line of credit at November 30, 2000.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Series an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

G. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2000 was reinvested into overnight repurchase agreements with, Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2000, the market value of securities on loan to brokers was $75,523,556, the related collateral cash received was $80,105,108 and the value of collateral on overnight repurchase agreements was $84,942,324.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA International Value Series (constituting a portfolio within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001